Borrowings and Debentures - Long-term Borrowings (Detail) ₩ in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 2,028,924			₩ 2,022,537
Less current installments	(49,663)			(50,388)
Long-term borrowings, excluding current installments	₩ 1,979,261			1,972,149
Korea Development Bank long-term borrowings with 2.32% interest due December 20, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 20, 2021
Korea Development Bank long term borrowings with 2.78 % interest due Dec. 21, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 21, 2022
Credit Agricole CIB [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Dec. 14, 2023
Shinhan Bank and others long term borrowings with 4.21% due September 30 2023 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	4.21%	4.21%	4.21%
Maturity	Sept. 30, 2023
KDB Capital Corp and others longterm borrowings with 7 point 20 percentage due september 30 2023 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	7.20%	7.20%	7.20%
Maturity	Sept. 30, 2023
Export Kreditnamnden long-term borrowings with 1.70% interest due April 29, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	1.70%	1.70%	1.70%
Maturity	Apr. 29, 2022
Shinhan Bank and others long term borrowings with 3.20% due october 5 2025 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	3.20%	3.20%	3.20%
Maturity	Oct. 5, 2025
UBS
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	0.00%	0.00%	0.00%
Maturity	Mar. 28, 2025
FAE
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	0.00%	0.00%	0.00%
Maturity	May. 7, 2025
Gross amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings | $		$ 2,044,710			$ 2,045,266
Gross amount [member] | Korea Development Bank longterm borrowings with 2.2 % interest due Jul. 30, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	3M CD + 0.61
Gross amount [member] | Korea Development Bank long term borrowings with 2.2 % interest due Jul. 30, 2019 two [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	3M CD + 0.71
Gross amount [member] | Korea Development Bank long-term borrowings with 2.32% interest due December 20, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 12,250			24,500
Gross amount [member] | Korea Development Bank long term borrowings with 2.78 % interest due Dec. 21, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	25,000			37,500
Gross amount [member] | Credit Agricole CIB [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 37,500			50,000
Borrowings, interest rate basis	3M CD + 0.82
Gross amount [member] | Shinhan Bank and others long term borrowings with 4.21% due September 30 2023 [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				1,750,000
Gross amount [member] | KDB Capital Corp and others longterm borrowings with 7 point 20 percentage due september 30 2023 [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings				150,000
Gross amount [member] | Export Kreditnamnden long-term borrowings with 1.70% interest due April 29, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 18,726	$ 17,211,000,000		33,266	$ 28,732,000,000
Gross amount [member] | Shinhan Bank and others long term borrowings with 3.20% due october 5 2025 [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	1,950,000
Gross amount [member] | UBS
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	617		SFr 500
Gross amount [member] | FAE
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	617		SFr 500
Present value discount [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	₩ 15,786			₩ 22,729